FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.6%
Nippon Telegraph & Telephone Corp.	50,000	$1,302,426	(a)

Entertainment - 1.3%
NetEase Inc., ADR	10,000	1,152,500
Nintendo Co. Ltd.	3,000	1,745,520	(a)

Total Entertainment		2,898,020

Interactive Media & Services - 0.5%
Rightmove PLC	130,920	1,177,470	(a)

Media - 1.1%
CyberAgent Inc.	30,000	644,466	(a)
Eutelsat Communications SA	21,090	246,491	(a)
ITV PLC	420,000	730,938	*(a)
WPP PLC	65,000	879,964	(a)

Total Media		2,501,859

Wireless Telecommunication Services - 1.3%
KDDI Corp.	50,001	1,558,993	(a)
SoftBank Corp.	77,800	1,017,691	(a)
SoftBank Group Corp.	5,136	359,675	(a)

Total Wireless Telecommunication Services		2,936,359

TOTAL COMMUNICATION SERVICES		10,816,134

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.6%
Autoliv Inc.	8,000	787,537	(a)
Cie Generale des Etablissements Michelin SCA	5,000	798,013	(a)
Magna International Inc.	8,015	742,079
NGK Spark Plug Co. Ltd.	31,900	472,435	(a)
Sumitomo Rubber Industries Ltd.	60,000	827,667	(a)

Total Auto Components		3,627,731

Automobiles - 1.7%
Daimler AG, Registered Shares	24,000	2,143,927	(a)
Toyota Motor Corp.	19,989	1,744,992	(a)

Total Automobiles		3,888,919

Distributors - 0.4%
Inchcape PLC	74,300	790,360	(a)

Hotels, Restaurants & Leisure - 0.4%
Evolution AB	5,500	869,496	(a)

Household Durables - 1.6%
Rinnai Corp.	7,000	665,806	(a)
SEB SA	4,303	777,892	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	1

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Household Durables - (continued)
Sekisui House Ltd.	47,845	$980,936	(a)
Sony Group Corp.	11,342	1,100,776	(a)

Total Household Durables		3,525,410

Internet & Direct Marketing Retail - 0.2%
Vipshop Holdings Ltd., ADR	24,200	485,936	*

Leisure Products - 0.4%
Sankyo Co. Ltd.	35,000	894,549	(a)

Multiline Retail - 1.5%
Canadian Tire Corp. Ltd., Class A Shares	7,100	1,123,537
Dollarama Inc.	20,300	929,188
Next PLC	12,000	1,305,988	*(a)

Total Multiline Retail		3,358,713

Specialty Retail - 1.2%
H & M Hennes & Mauritz AB, Class B Shares	40,000	949,210	*(a)
JD Sports Fashion PLC	64,484	821,128	(a)
Kingfisher PLC	204,963	1,034,104	(a)

Total Specialty Retail		2,804,442

Textiles, Apparel & Luxury Goods - 3.8%
adidas AG	4,200	1,563,949	(a)
Hermes International	1,050	1,530,950	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,400	1,884,400	(a)
Pandora A/S	14,400	1,940,365	(a)
Puma SE	6,163	734,821	(a)
Swatch Group AG, Registered Shares	14,000	924,115	(a)

Total Textiles, Apparel & Luxury Goods		8,578,600

TOTAL CONSUMER DISCRETIONARY		28,824,156

CONSUMER STAPLES - 9.1%
Food & Staples Retailing - 3.3%
Alimentation Couche-Tard Inc., Class B Shares	20,000	734,914
Carrefour SA	43,524	856,134	(a)
Empire Co. Ltd., Class A Shares	39,100	1,233,309
George Weston Ltd.	9,000	857,817
Lawson Inc.	15,000	693,853	(a)
Loblaw Cos. Ltd.	11,000	676,984
Seven & i Holdings Co. Ltd.	17,900	853,275	(a)
Shoprite Holdings Ltd.	55,000	598,575	(a)
Sundrug Co. Ltd.	23,900	758,406	(a)

Total Food & Staples Retailing		7,263,267

See Notes to Schedule of Investments.

2	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Food Products - 3.9%
China Feihe Ltd.	210,000	$453,305
Nestle SA, Registered Shares	40,000	4,981,414	(a)
Nomad Foods Ltd.	21,300	602,151	*
Toyo Suisan Kaisha Ltd.	15,300	588,702	(a)
Want Want China Holdings Ltd.	1,036,000	733,885	(a)
WH Group Ltd.	730,000	656,275	(a)
Yakult Honsha Co. Ltd.	14,300	809,455	(a)

Total Food Products		8,825,187

Personal Products - 0.7%
L’Oreal SA	1,300	579,685	(a)
Unilever PLC	18,000	1,053,527	(a)

Total Personal Products		1,633,212

Tobacco - 1.2%
Japan Tobacco Inc.	53,300	1,006,643	(a)
Swedish Match AB	188,730	1,609,723	(a)

Total Tobacco		2,616,366

TOTAL CONSUMER STAPLES		20,338,032

ENERGY - 3.8%
Energy Equipment & Services - 0.2%
Tenaris SA	48,572	531,870	(a)

Oil, Gas & Consumable Fuels - 3.6%
BP PLC	116,397	508,713	(a)
ENEOS Holdings Inc.	244,600	1,023,921	(a)
Eni SpA	109,585	1,336,959	(a)
Lundin Energy AB	21,315	756,281	(a)
Repsol SA	97,826	1,227,067	(a)
Royal Dutch Shell PLC, Class A Shares	100,000	2,017,459	(a)
Royal Dutch Shell PLC, Class B Shares	39,759	772,535	(a)
TotalEnergies SE	9,708	440,426	(a)

Total Oil, Gas & Consumable Fuels		8,083,361

TOTAL ENERGY		8,615,231

FINANCIALS - 17.8%
Banks - 8.7%
ABN AMRO Bank NV, CVA	70,000	844,995	*(a)
Banco Bilbao Vizcaya Argentaria SA	303,469	1,887,987	(a)
Banco Santander SA	440,000	1,677,578	(a)
Bank Leumi Le-Israel BM	150,000	1,139,483	*(a)
Bank of Nova Scotia	13,000	845,482
Barclays PLC	490,000	1,162,147	(a)
BNP Paribas SA	34,100	2,135,481	(a)
BOC Hong Kong Holdings Ltd.	205,000	694,864	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	3

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Banks - (continued)
Danske Bank A/S	36,781	$646,611	(a)
HSBC Holdings PLC	100,000	577,080	(a)
ING Groep NV	150,644	1,992,969	(a)
Lloyds Banking Group PLC	2,252,944	1,457,454	(a)
Natwest Group PLC	270,000	758,669	(a)
Nordea Bank Abp	125,000	1,390,846	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	101,453	1,309,730	(a)
Swedbank AB, Class A Shares	60,000	1,115,662	(a)

Total Banks		19,637,038

Capital Markets - 1.5%
Deutsche Boerse AG	4,000	698,205	(a)
Nomura Holdings Inc.	173,500	881,327	(a)
Quilter PLC	380,916	783,920	(a)
UBS Group AG, Registered Shares	70,000	1,071,804	(a)

Total Capital Markets		3,435,256

Diversified Financial Services - 0.1%
M&G PLC	50,000	158,616	(a)

Insurance - 7.5%
AIA Group Ltd.	124,400	1,546,128
Allianz SE, Registered Shares	9,200	2,293,892	(a)
ASR Nederland NV	18,579	717,340	(a)
Direct Line Insurance Group PLC	222,284	875,909	(a)
Great-West Lifeco Inc.	38,900	1,155,452
Japan Post Holdings Co. Ltd.	109,900	904,044	(a)
Japan Post Insurance Co. Ltd.	42,000	773,574	(a)
Legal & General Group PLC	331,399	1,179,543	(a)
Manulife Financial Corp.	53,300	1,049,145
MS&AD Insurance Group Holdings Inc.	26,700	770,767	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,387	1,749,696	(a)
NN Group NV	22,149	1,043,943	(a)
SCOR SE	24,458	778,009	*(a)
Swiss Life Holding AG, Registered Shares	2,000	972,038	(a)
T&D Holdings Inc.	80,000	1,039,470	(a)

Total Insurance		16,848,950

TOTAL FINANCIALS		40,079,860

See Notes to Schedule of Investments.

4	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - 11.0%
Biotechnology - 0.7%
CSL Ltd.	2,052	$438,979	(a)
Genmab A/S	2,500	1,019,705	*(a)

Total Biotechnology		1,458,684

Health Care Equipment & Supplies - 0.9%
BioMerieux	3,602	418,653	(a)
DiaSorin SpA	3,400	643,191	(a)
GN Store Nord A/S	11,673	1,022,178	(a)

Total Health Care Equipment & Supplies		2,084,022

Life Sciences Tools & Services - 1.2%
ICON PLC	7,000	1,446,970	*
Sartorius Stedim Biotech	2,500	1,182,663	(a)

Total Life Sciences Tools & Services		2,629,633

Pharmaceuticals - 8.2%
Astellas Pharma Inc.	62,000	1,079,272	(a)
AstraZeneca PLC	8,495	1,019,385	(a)
Chugai Pharmaceutical Co. Ltd.	35,100	1,382,475	(a)
GlaxoSmithKline PLC	55,131	1,083,030	(a)
Hikma Pharmaceuticals PLC	29,314	992,577	(a)
Novartis AG, Registered Shares	20,490	1,867,557	(a)
Novo Nordisk A/S, Class B Shares	39,514	3,305,821	(a)
Ono Pharmaceutical Co. Ltd.	30,800	683,654	(a)
Orion oyj, Class B Shares	16,772	720,989	(a)
Roche Holding AG	6,894	2,598,146	(a)
Sanofi	24,000	2,514,856	(a)
Shionogi & Co. Ltd.	22,751	1,185,673	(a)

Total Pharmaceuticals		18,433,435

TOTAL HEALTH CARE		24,605,774

INDUSTRIALS - 16.6%
Air Freight & Logistics - 0.9%
Royal Mail PLC	150,000	1,199,638	*(a)
Yamato Holdings Co. Ltd.	30,000	853,085	(a)

Total Air Freight & Logistics		2,052,723

Building Products - 0.7%
Cie de Saint-Gobain	23,535	1,551,732	(a)

Construction & Engineering - 0.6%
China Railway Group Ltd., Class H Shares	1,377,000	718,288	(a)
COMSYS Holdings Corp.	25,600	708,382	(a)

Total Construction & Engineering		1,426,670

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	5

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Electrical Equipment - 0.6%
Signify NV	22,176	$1,402,926	(a)

Industrial Conglomerates - 1.1%
CK Hutchison Holdings Ltd.	150,000	1,168,811
Siemens AG, Registered Shares	7,400	1,172,529	(a)

Total Industrial Conglomerates		2,341,340

Machinery - 4.4%
Aalberts NV	18,900	1,015,927	(a)
Amada Co. Ltd.	70,300	708,371	(a)
Atlas Copco AB, Class A Shares	32,400	1,984,892	(a)
CNH Industrial NV	56,384	931,618	(a)
GEA Group AG	23,000	931,605	(a)
IMI PLC	45,000	1,070,897	(a)
Schindler Holding AG	2,700	826,075	(a)
Trelleborg AB, Class B Shares	25,000	580,562	(a)
Valmet oyj	22,000	959,919	(a)
Volvo AB, Class B Shares	40,000	962,816	(a)

Total Machinery		9,972,682

Marine - 1.4%
A.P. Moller-Maersk A/S, Class B Shares	600	1,725,480	(a)
Kuehne + Nagel International AG, Registered Shares	4,000	1,369,130	(a)

Total Marine		3,094,610

Professional Services - 1.4%
Adecco Group AG, Registered Shares	13,639	927,036	(a)
Bureau Veritas SA	30,474	964,500	*(a)
Randstad NV	17,581	1,345,562	(a)

Total Professional Services		3,237,098

Trading Companies & Distributors - 5.1%
AerCap Holdings NV	13,127	672,234	*
Ashtead Group PLC	23,000	1,708,349	(a)
Brenntag SE	15,000	1,394,999	(a)
Bunzl PLC	27,176	898,621	(a)
ITOCHU Corp.	63,839	1,835,034	(a)
Marubeni Corp.	147,598	1,282,903	(a)
Mitsubishi Corp.	66,045	1,799,027	(a)
Mitsui & Co. Ltd.	81,099	1,824,742	(a)

Total Trading Companies & Distributors		11,415,909

Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	43,100	871,663	(a)

TOTAL INDUSTRIALS		37,367,353

See Notes to Schedule of Investments.

6	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.3%
Nokia oyj	212,545	$1,138,202	*(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	143,800	1,808,297	(a)

Total Communications Equipment		2,946,499

Electronic Equipment, Instruments & Components - 0.2%
Nippon Electric Glass Co. Ltd.	19,146	449,611	(a)

IT Services - 1.4%
Bechtle AG	3,870	719,749	(a)
Fujitsu Ltd.	7,600	1,423,511	(a)
Nomura Research Institute Ltd.	26,000	860,411	(a)

Total IT Services		3,003,671

Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV	7,765	5,346,213	(a)
Tokyo Electron Ltd.	3,000	1,291,625	(a)
United Microelectronics Corp.	700,000	1,334,051

Total Semiconductors & Semiconductor Equipment		7,971,889

Software - 2.0%
Check Point Software Technologies Ltd.	12,325	1,431,302	*
Open Text Corp.	12,900	655,094
SAP SE	9,417	1,328,715	(a)
SimCorp A/S	9,200	1,157,836	(a)

Total Software		4,572,947

Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	46,100	919,587	(a)
Lite-On Technology Corp.	497,000	1,027,446
Logitech International SA, Registered Shares	16,000	1,939,127	(a)

Total Technology Hardware, Storage & Peripherals		3,886,160

TOTAL INFORMATION TECHNOLOGY		22,830,777

MATERIALS - 8.4%
Chemicals - 2.4%
Daicel Corp.	76,546	629,525	(a)
LANXESS AG	12,000	822,890	(a)
Mitsubishi Gas Chemical Co. Inc.	50,000	1,059,753	(a)
Mitsui Chemicals Inc.	24,000	826,287	(a)
Nitto Denko Corp.	12,100	902,443	(a)
Sumitomo Chemical Co. Ltd.	211,600	1,118,853	(a)

Total Chemicals		5,359,751

Construction Materials - 1.6%
Anhui Conch Cement Co. Ltd., Class H Shares	111,500	591,657
HeidelbergCement AG	12,000	1,029,568	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	7

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Construction Materials - (continued)
Holcim Ltd.	20,600	$1,235,928	(a)
Taiheiyo Cement Corp.	31,300	686,370	(a)

Total Construction Materials		3,543,523

Metals & Mining - 4.4%
BHP Group PLC	44,247	1,304,208	(a)
BlueScope Steel Ltd.	67,320	1,106,465	(a)
Evraz PLC	140,000	1,148,871	(a)
Glencore PLC	351,614	1,505,744	(a)
Jindal Steel & Power Ltd.	180,000	965,300	*(a)
Kinross Gold Corp.	81,300	515,503
Rio Tinto PLC	35,000	2,881,439	(a)
thyssenkrupp AG	48,000	500,301	*(a)

Total Metals & Mining		9,927,831

TOTAL MATERIALS		18,831,105

REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
China Overseas Land & Investment Ltd.	282,000	640,704	(a)
CK Asset Holdings Ltd.	173,500	1,197,738
Daito Trust Construction Co. Ltd.	7,600	830,876	(a)
Daiwa House Industry Co. Ltd.	30,000	900,263	(a)
Swire Pacific Ltd., Class A Shares	93,500	634,041	(a)

TOTAL REAL ESTATE		4,203,622

UTILITIES - 1.9%
Electric Utilities - 1.1%
Chubu Electric Power Co. Inc.	67,472	822,297	(a)
Endesa SA	50,000	1,212,953	(a)
Tohoku Electric Power Co. Inc.	58,500	458,058	(a)

Total Electric Utilities		2,493,308

Gas Utilities - 0.4%
Snam SpA	150,000	868,083	(a)

Multi-Utilities - 0.4%
Engie SA	60,000	822,553	(a)

TOTAL UTILITIES		4,183,944

TOTAL COMMON STOCKS (Cost - $180,860,410)		220,695,988

See Notes to Schedule of Investments.

8	Franklin International Equity Fund 2021 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.4%
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Sartorius AG (Cost - $540,296)	0.710%	1,700	$884,919	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $181,400,706)			221,580,907

SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,388,749)	0.010%	1,388,749	1,388,749

TOTAL INVESTMENTS - 99.3% (Cost - $182,789,455)			222,969,656
Other Assets in Excess of Liabilities - 0.7%			1,684,042

TOTAL NET ASSETS - 100.0%			$224,653,698

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin International Equity Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (prior to August 7, 2021, the Fund was known as QS International Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

10

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$1,152,500	$9,663,634	—	$10,816,134
Consumer Discretionary	3,280,740	25,543,416	—	28,824,156
Consumer Staples	4,558,480	15,779,552	—	20,338,032
Financials	4,596,207	35,483,653	—	40,079,860
Health Care	1,446,970	23,158,804	—	24,605,774
Industrials	1,841,045	35,526,308	—	37,367,353
Information Technology	4,447,893	18,382,884	—	22,830,777
Materials	1,107,160	17,723,945	—	18,831,105
Real Estate	1,197,738	3,005,884	—	4,203,622
Other Common Stocks	—	12,799,175	—	12,799,175
Preferred Stocks	—	884,919	—	884,919

Total Long-Term Investments	23,628,733	197,952,174	—	221,580,907

Short-Term Investments†	1,388,749	—	—	1,388,749

Total Investments	$25,017,482	$197,952,174	—	$222,969,656

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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